COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16     -        COMMITMENTS AND CONTINGENCIES

A.	Commitments and Contingencies Relating to Fab 2

(1)	Facility Agreement

Liens

For liens on Tower’s assets under the Facility Agreement which were fully released as of June 30, 2016, see Note 12B. For liens relating to Jazz Credit Line Agreement, see Note 12C. For liens under TPSCo 2015 Term Loan agreement see Note 12D. For liens relating to TJT term loan, see Note 12E.

(2)	Approved Enterprise Status

For details regarding Approved Enterprise Status relating to Fab 2, see Note 20A and Note 8B.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

C.	Leases

Tower’s administrative offices and corporate headquarters, Fab 1 and Fab 2 manufacturing operations are located in a building complex situated in an industrial park in Migdal Ha’emek, in the northern part of Israel. The premises where the administrative offices and Fab 1 are located are under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2016.
Jazz leases its fabrication facilities under lease contracts that may be extended until 2027, through the exercise of an option at Jazz’s sole discretion to extend the lease period through 2027. In 2015, Jazz exercised its first option to extend the lease term from 2017 to 2022, while maintaining the option to extend the lease term at its sole discretion from 2022 to 2027. In the amendments to its leases, (i) Jazz secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations; and (ii) set forth certain obligations of Jazz and the landlord, including certain noise abatement actions at the fabrication facility.

Aggregate rental expenses under Jazz operating leases were approximately $2,800, $3,000 and $2,600 for the years ended December 31, 2016, 2015 and 2014, respectively. Future minimum payments for Jazz’s non-cancelable operating building leases are approximately $2,800 for each of the years 2017 through 2019, approximately $2,400 for each of the years 2020 through  2021 and approximately $500 thereafter.

In 2014, TPSCo entered into a five-year lease agreement with Panasonic to lease the building and facilities of its three fabs in Hokuriko, Japan for the manufacturing business of TPSCo. The parties agreed to have good faith discussions regarding the terms and conditions for extension of the term of the lease agreement, taking into account the terms provided thereunder prior to the expiration thereof and the fair market prices existing at the time of the extension.

Future minimum payments under TPSCo’s non-cancelable operating building and facilities lease were approximately $13,393, $13,393 and $3,113 for the years 2017, 2018 and 2019 respectively.

D.	Other Agreements

The Company enters from time to time, in the ordinary course of business, into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

E.	Environmental Affairs

The Company’s operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company’s facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. In Tower’s opinion, Tower has been in full compliance with the conditions through December 31, 2016 and hence repayment of the grant is considered remote. For details in regard to Investment Center grants, see Note 8B.

G.	Litigation

In January 2016, a short-selling focused firm issued a short sell thesis report which the Company believes contains false and misleading information about the Company's strategy, business model and financials. Following this short sell thesis report, shareholder class actions were filed in the US and Israel against the Company, certain officers, its directors and/or its external auditor. This short sell thesis analyst acknowledged at the time of the report that he shall be assumed to be in a short position in Tower’s shares.

In July 2016, the US court-appointed lead plaintiff voluntarily withdrew the action and the US court approved the voluntary dismissal of the class action in the US. The Company believes that the outstanding alleged claims in Israel, which are largely akin to the claims made and dismissed in the US, are also without merit and will vigorously defend such actions if the court ultimately accepts such action as a class action.